Income Taxes (Net Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Other current assets		¥ 42,314
Other assets	¥ 51,815	36,710
Other current liabilities		(5,444)
Deferred income taxes-non-current liabilities	(271,220)	(292,454)
Net deferred tax liabilities	¥ (219,405)	¥ (218,874)